DEFERRED TAX ASSETS/ LIABILITIES	6 Months Ended
Jun. 30, 2024
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Deferred tax assets	74	138
Deferred tax liabilities	-	-
	74	138

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000
As of January 1, 2023	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74

As of January 1, 2023	69	5	-	74
Recognized in statements of income	64	-	-	64
As of June 30, 2024	133	5	-	138